Contract liabilities (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 1,026,333	¥ 166,892,068	¥ 158,243,945
Deposits received from customers	3,289,444	534,896,463	527,425,898
Amounts recognized to revenue	(1,985,951)	(322,935,511)	(309,351,064)
Less: refunds to customers			(130,000)
Less: refunds to customers			130,000
Ending balance	$ 2,329,826	¥ 378,853,020	¥ 376,188,779